Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES
Other long-term liabilities are detailed below:

	December 31, 2025	December 31, 2024
Non-current operating lease liabilities	169	160
Contingent consideration on business combinations	18	15
Other employee benefits	150	99
Deferred income from public funding	124	172
Advances received on capital grants	333	385
Advances from customers	14	12
Liabilities related to uncertain tax positions	90	24
Derivative instruments	—	3
Restructuring	13	—
Others	15	34
Total	926	904
Lease liabilities are described in Note 11.
Other long-term employee benefits are described in Note 16.
Deferred income from public funding and advances received on capital grants are described in Note 7.
Uncertain tax positions are further described in Note 23.
Restructuring liabilities and provisions are further described in Note 22.
Advances received on capital grants relate to Sanan ST JV, the joint venture the Company and Sanan Optoelectronics created in 2023 for high-volume 200mm SiC device manufacturing activities in China, as described in Note 12. This entity is a party to a regional public funding program, primarily consisting in capital grants received on eligible capital expenditures (infrastructures and equipment). Public funding is further described in Note 7.
Derivative instruments are described in Note 27.